   UNITED STATES

   SECURITIES AND EXCHANGE COMMISSION

   Washington D.C. 20549

   FORM 10-D

   ASSET-BACKED ISSUER

   DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

   THE SECURITIES EXCHANGE ACT OF 1934

   For the monthly distribution period from:  August 18, 2017 to September 15, 2017

   Commission File Number of issuing entity:  333-206847-02

   Central Index Key Number of issuing entity:  0001673542

   Bank of America Merrill Lynch Commercial Mortgage Trust 2016-UBS10

   (Exact name of issuing entity as specified in its charter)

   Commission File Number of depositor:  333-206847

   Central Index Key Number of depositor:  0001005007

   Banc of America Merrill Lynch Commercial Mortgage Inc.

   (Exact name of depositor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001541886

   UBS Real Estate Securities Inc.

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0000312070

   Barclays Bank PLC

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001541557

   Morgan Stanley Mortgage Capital Holdings LLC

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001102113

   Bank of America, National Association

   (Exact name of sponsor as specified in its charter)

   W. Todd Stillerman (980) 388-7451

   (Name and telephone number, including area code, of the person to contact in connection with this filing)

   New York

   (State or other jurisdiction of incorporation or organization of the issuing entity)

   38-3991430

38-3991431

38-7145130

(I.R.S. Employer Identification No.)

   c/o Wells Fargo Bank, N.A.

   9062 Old Annapolis Road

   Columbia, MD 21045

   (Address of principal executive offices of the issuing entity) (Zip Code)

   (410) 884-2000

   (Telephone number, including area code)

   Not Applicable

   (Former name, former address, if changed since last report)

   Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A‑1	___	___	X	___
A‑2	___	___	X	___
A‑SB	___	___	X	___
A‑3	___	___	X	___
A‑4	___	___	X	___
X-A	___	___	X	___
X-B	___	___	X	___
A-S	___	___	X	___
B	___	___	X	___
C	___	___	X	___

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  X   No __

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On September 15, 2017, a distribution was made to holders of the certificates issued by Bank of America Merrill Lynch Commercial Mortgage Trust 2016-UBS10.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by Banc of America Merrill Lynch Commercial Mortgage Inc. (the "Depositor") and held by Bank of America Merrill Lynch Commercial Mortgage Trust 2016-UBS10 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from August 18, 2017 to September 15, 2017.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a “Rule 15Ga-1 Form ABS-15G”) on August 3, 2017. The Central Index Key number for the Depositor is 0001005007.

UBS Real Estate Securities Inc. ("UBS") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on August 8, 2017. The Central Index Key number for UBS is 0001541886.

Barclays Bank PLC ("Barclays") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on August 10, 2017. The Central Index Key number for Barclays is 0000312070.

Morgan Stanley Mortgage Capital Holdings LLC ("Morgan Stanley") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on August 14, 2017. The Central Index Key number for Morgan Stanley is 0001541557.

Bank of America, National Association ("Bank of America") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on August 3, 2017. The Central Index Key number for Bank of America is 0001102113.

Part II - OTHER INFORMATION

Item 9.  Other Information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for Bank of America Merrill Lynch Commercial Mortgage Trust 2016-UBS10, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date:	08/17/2017	$0.00
Current Distribution Date:	09/15/2017	$0.00
*REO Account Balance
Prior Distribution Date:	08/17/2017	$0.00
Current Distribution Date:	09/15/2017	$0.00
*As provided by Special Servicer

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Bank of America Merrill Lynch Commercial Mortgage Trust 2016-UBS10, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date:	08/17/2017	$4,928.52
Current Distribution Date:	09/15/2017	$4,925.98
Interest Reserve Account Balance
Prior Distribution Date:	08/17/2017	$0.00
Current Distribution Date:	09/15/2017	$0.00
Gain-on-Sale Reserve Account
Prior Distribution Date:	08/17/2017	$0.00
Current Distribution Date:	09/15/2017	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1)             Monthly report distributed to holders of the certificates issued by Bank of America Merrill Lynch Commercial Mortgage Trust 2016-UBS10, relating to the September 15, 2017 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Banc of America Merrill Lynch Commercial Mortgage Inc.

(Depositor)

/s/   Leland F. Bunch III

Leland F. Bunch III, President and Chief Executive Officer

Date:  September 25, 2017

EXHIBIT INDEX

Exhibit Number                Description

EX 99.1                    Monthly report distributed to holders of the certificates issued by Bank of America Merrill Lynch Commercial Mortgage Trust 2016-UBS10, relating to the September 15, 2017 distribution.